Subsequent Events (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 30, 2027	Oct. 31, 2026	Feb. 04, 2025
Subsequent Event [Line Items]
Common stock shares issued	$ 3,841,152
Forecast [Member] | Twin Vee Powercarsco [Member]
Subsequent Event [Line Items]
Closing payment			$ 500,000
Additional payable			3,750,000
Additional payable installments		$ 500,000	$ 500,000
Accrued interest rate			5.00%
Balloon payment		$ 2,750,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate subscription revenue				$ 500
Aggregate amount				$ 5,000,000